Annual Operating Expenses - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2040 Fund - Fidelity Freedom Index 2040 Fund - Investor Class
May 30, 2023
Operating Expenses:
Management fee	0.12%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.12%